ECONOMIC DEPENDENCE	12 Months Ended
Dec. 31, 2021
Disclosure of acquisition of economic dependence [Abstract]
ECONOMIC DEPENDENCE

24. ECONOMIC DEPENDENCE

For the year ended December 31, 2021, 82% of total revenues were generated with three major customers (2020 - 75% with two major customers). The loss of one or more of these customers could have a material adverse effect on the Company's financial position and results of operations.

The following table represents sales to individual customers exceeding 10% of the Company's annual revenues for the years ended December 31, 2021 and 2020:

	2021	2020
	$	$
Customer A	4,345,189	5,134,327
Customer B	2,997,731	1,871,092
Customer C	1,429,481	N/A